Revenue - Total Revenues (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Gold	$ 81,928	$ 63,333	$ 170,852	$ 126,085
Silver	44,371	30,520	100,732	50,013
Copper and other	2,912	234	4,620	234
Total revenues	$ 129,211	$ 94,087	$ 276,204	$ 176,332